Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Available for sale investments

	December 31, 2022			December 31, 2021
	Fair Value	Cost	Accumulated unrealized holding gains	Fair Value	Cost	Accumulated unrealized holding gains
Short-term investments	$35,337	$20,781	$14,556	$51,723	$20,419	$31,304